FUNDS FOR INSTITUTIONS SERIES

BlackRock Government Institutional Fund

BlackRock Select Government Institutional Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated March 2, 2016 to the

Prospectus of the Funds, dated January 4, 2016

The Board of Trustees of Funds For Institutions Series (the “Board”), on behalf of each Fund, recently approved certain changes to the principal investment strategies of the Funds in order to restrict each Fund’s eligible investments as described below. Each Fund would continue to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended. The Board has chosen not to subject the Funds to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in a Fund’s weekly liquid assets. In connection with such changes, the Board also approved a change in the name of each Fund and the master portfolio corresponding to each Fund. These changes will become effective May 2, 2016. Investors should review carefully the specific changes to the prospectus of the Funds, which are detailed below.

Accordingly, effective May 2, 2016, the Funds’ prospectus is amended as follows:

Changes in the Funds’ and Master Portfolio’s Names

BlackRock Government Institutional Fund is renamed “BlackRock Treasury Strategies Institutional Fund”

BlackRock Select Government Institutional Fund is renamed “BlackRock Select Treasury Strategies Institutional Fund”

Master Government Institutional Portfolio is renamed “Master Treasury Strategies Institutional Portfolio”

Changes in the Funds’ Strategies

The section of the prospectus entitled “Fund Overview—Key Facts About BlackRock Government Institutional Fund—Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund

BlackRock Treasury Strategies Institutional Fund (“Treasury Strategies Institutional Fund”) will invest 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements with the Federal Reserve Bank of New York secured by U.S. Treasury obligations. The Fund invests in securities maturing in 397 days (13 months) or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

The Fund is a “feeder” fund that invests all of its assets in Master Treasury Strategies Institutional Portfolio (“Treasury Strategies Institutional Portfolio”), which has the same investment objectives and strategies as the Fund. All investments are made at the Treasury Strategies Institutional Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Strategies Institutional Portfolio. Where applicable, “Treasury Strategies Institutional Fund” or the “Fund” refers also to Treasury Strategies Institutional Portfolio.

The section of the prospectus entitled “Fund Overview—Key Facts About BlackRock Government Institutional Fund—Performance Information” is amended to delete the first paragraph of that section in its entirety and replace it with the following:

Effective January 4, 2016, the Fund changed its investment strategies in order to be categorized as a “government money market fund” under Rule 2a-7 under the Investment Company Act. Performance for the periods shown below prior to January 4, 2016 is based on the prior investment strategy utilized by the Fund, which permitted investment in a wider range of money market securities and instruments, in addition to U.S. Government securities. Effective May 2, 2016, the Fund further changed its investment strategies in order to limit its investments to cash, U.S. Treasury securities and certain repurchase agreements, as more fully described in “Fund Overview—Principal Investment Strategies of the Fund.” The information shows you how Treasury Strategies Institutional Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 626-1960.

The section of the prospectus entitled “Fund Overview—Key Facts About BlackRock Government Institutional Fund—Purchase and Sale of Fund Shares” is amended to change the minimum initial investment amount from $100,000 to $3,000,000.

The section of the prospectus entitled “Fund Overview—Key Facts About BlackRock Select Government Institutional Fund—Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund

BlackRock Select Treasury Strategies Institutional Fund (“Select Treasury Strategies Institutional Fund”) will invest 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements with the Federal Reserve Bank of New York secured by U.S. Treasury obligations. The Fund invests in securities maturing in 397 days (13 months) or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

The Fund is a “feeder” fund that invests all of its assets in Master Treasury Strategies Institutional Portfolio (“Treasury Strategies Institutional Portfolio”), which has the same investment objectives and strategies as the

Fund. All investments are made at the Treasury Strategies Institutional Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Strategies Institutional Portfolio. Where applicable, “Select Treasury Strategies Institutional Fund” or the “Fund” refers also to Treasury Strategies Institutional Portfolio.

The section of the prospectus entitled “Fund Overview—Key Facts About BlackRock Select Government Institutional Fund—Performance Information” is amended to delete the first paragraph of that section in its entirety and replace it with the following:

Effective January 4, 2016, the Fund changed its investment strategies in order to be categorized as a “government money market fund” under Rule 2a-7 under the Investment Company Act. Performance for the periods shown below prior to January 4, 2016 is based on the prior investment strategy utilized by the Fund, which permitted investment in a wider range of money market securities and instruments, in addition to U.S. Government securities. Effective May 2, 2016, the Fund further changed its investment strategies in order to limit its investments to cash, U.S. Treasury securities and certain repurchase agreements, as more fully described in “Fund Overview—Principal Investment Strategies of the Fund.” The information shows you how Select Treasury Strategies Institutional Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. Select Treasury Strategies Institutional Fund commenced operations on February 4, 2008. Therefore, prior to February 4, 2008, the chart and table for Select Treasury Strategies Institutional Fund are based upon the performance of Treasury Strategies Institutional Portfolio adjusted to reflect an annual expense ratio of 0.18%. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 626-1960.

The section of the prospectus entitled “Fund Overview—Key Facts About BlackRock Select Government Institutional Fund—Purchase and Sale of Fund Shares” is amended to change the minimum initial investment amount from $1,000,000 to $10,000,000.

The section of the prospectus entitled “Details About the Funds—How Each Fund Invests—Government Institutional Fund” is deleted in its entirety and replaced with the following:

Treasury Strategies Institutional Fund

Investment Objective

The investment objective of Treasury Strategies Institutional Fund is to seek current income as is consistent with liquidity and stability of principal.

Investment Process

In seeking to achieve Treasury Strategies Institutional Fund’s investment objective, Fund management varies the kinds of U.S. Treasury securities held in the Fund’s portfolio, as well as the Fund’s average maturity. Fund management decides which securities to buy and sell, as well as whether to enter into repurchase agreements, based on its assessment of their relative values and future interest rates.

Principal Investment Strategies

Treasury Strategies Institutional Fund will invest 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements with the Federal Reserve Bank of New York secured by U.S. Treasury obligations. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities in which the Fund may invest include:

¡    Repurchase Agreements — Repurchase agreements are transactions in which the Fund purchases a class of securities with the obligation to resell the securities shortly thereafter at a specified price which reflects interest payable to the Fund. The Fund may engage in repurchase agreements only with the Federal Reserve Bank of New York secured by U.S. Treasury obligations.

¡    U.S. Treasury Obligations — Obligations that are direct obligations of the U.S. Treasury. These also include Treasury Receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) Program.

¡    Variable and Floating Rate Instruments — Instruments that provide for adjustments in the interest rate on certain reset dates (variable) or whenever a specified interest rate index changes (floating).

¡    When-Issued and Delayed Settlement Transactions — The purchase or sale of securities on a when-issued basis, on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

The section of the prospectus entitled “Details About the Funds—How Each Fund Invests—Select Government Institutional Fund” is deleted in its entirety and replaced with the following:

Select Treasury Strategies Institutional Fund

Investment Objective

The investment objective of Select Treasury Strategies Institutional Fund is to seek current income as is consistent with liquidity and stability of principal.

Investment Process

In seeking to achieve Select Treasury Strategies Institutional Fund’s investment objective, Fund management varies the kinds of U.S. Treasury securities held in the Fund’s portfolio, as well as the Fund’s average maturity. Fund management decides which securities to buy and sell, as well as whether to enter into repurchase agreements, based on its assessment of their relative values and future interest rates.

Principal Investment Strategies

Select Treasury Strategies Institutional Fund will invest 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements with the Federal Reserve Bank of New York secured by U.S. Treasury obligations. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities in which the Fund may invest include:

¡    Repurchase Agreements — Repurchase agreements are transactions in which the Fund purchases a class of securities with the obligation to resell the securities shortly thereafter at a specified price which reflects interest payable to the Fund. The Fund may engage in repurchase agreements only with the Federal Reserve Bank of New York secured by U.S. Treasury obligations.

¡    U.S. Treasury Obligations — Obligations that are direct obligations of the U.S. Treasury. These also include Treasury Receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) Program.

¡    Variable and Floating Rate Instruments — Instruments that provide for adjustments in the interest rate on certain reset dates (variable) or whenever a specified interest rate index changes (floating).

¡    When-Issued and Delayed Settlement Transactions — The purchase or sale of securities on a when-issued basis, on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

The section of the prospectus entitled “Account Information—How to Buy, Sell and Exchange Shares” is amended to delete the first row of the table entitled “If You Want to Buy Shares” in that section in its entirety and replace it with the following:

	Your Choices	Important Information for You to Know
If You Want to Buy Shares	First, determine the amount of your investment and then open your account

Accounts can be opened with a minimum initial investment of $100,000, with the exception of Premier Government Institutional Fund, which requires a minimum initial investment of $1,000,000; Treasury Strategies Institutional Fund, which requires a minimum initial investment of $3,000,000; and Select Treasury Strategies Institutional Fund, which requires a minimum initial investment of $10,000,000.

To open an account, an Account Application must be fully executed and supporting documentation must be provided. FFI Account Applications are available at www.blackrock.com/cash or by calling (800) 225-1576. All new accounts must be approved prior to making initial investments. Completed Account Applications must be mailed to Boston Financial Data Services, Attention: BlackRock, P.O. Box 8118, Boston, Massachusetts 02266.

The section of the prospectus entitled “Account Information—How to Buy, Sell and Exchange Shares” is amended to delete the first row of the table entitled “Add to Your Investment” in that section in its entirety and replace it with the following:

	Your Choices	Important Information for You to Know
Add to Your Investment	Purchase additional shares	The minimum investment for additional purchases is generally $1,000 for all accounts, except that if your account balance in Premier Government Institutional Fund, Treasury Strategies Institutional Fund or Select Treasury Strategies Institutional Fund has fallen below $1,000,000, $3,000,000 or $10,000,000, respectively, subsequent purchases of shares of Premier Government Institutional Fund, Treasury Strategies Institutional Fund or Select Treasury Strategies Institutional Fund by you will only be accepted if, after such purchase, your balance will be at least $1,000,000, $3,000,000 or $10,000,000, respectively.

The section of the prospectus entitled “Account Information—How to Buy, Sell and Exchange Shares—Purchase of Fund Shares” is amended to delete the second and third rows of the table in that section in their entirety and replace them with the following:

Fund	Deadline (Eastern Time)
Treasury Strategies Institutional Fund	2:30 p.m.
Select Treasury Strategies Institutional Fund	2:30 p.m.

The section of the prospectus entitled “Account Information—How to Buy, Sell and Exchange Shares—Redemption of Fund Shares” is amended to delete the second and third rows of the table in that section in their entirety and replace them with the following:

Fund	Deadline (Eastern Time)
Treasury Strategies Institutional Fund*	2:30 p.m.
Select Treasury Strategies Institutional Fund*	2:30 p.m.

The section of the prospectus entitled “Account Information—Trust’s Rights” is amended to delete the paragraph entitled “Note on Low Balance Accounts” in that section in its entirety and replace it with the following:

Note on Low Balance Accounts. Because of the high cost of maintaining small investment accounts, each of Treasury Strategies Institutional Fund, Government Fund, Treasury Fund and Institutional Tax-Exempt Fund reserves the right to redeem your shares if at any time the total investment in your account does not have a value of at least $5,000. You will be notified that the value of your account is less than $5,000 and will be allowed 60 days to make an additional investment into your account before the redemption is processed. If you do not, within 60 days after receiving notice from such Fund of such deficiency, purchase additional shares of such Fund, each of Treasury Strategies Institutional Fund, Government Fund, Treasury Fund and Institutional Tax-Exempt Fund is authorized to redeem your shares and have the proceeds of the redemption paid directly to you.

Shareholders should retain this Supplement for future reference.

PRO-FFI-0316SUP